Income Taxes	6 Months Ended	11 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Income Taxes
Income Taxes

Note L — Income Taxes

The Company’s effective income tax rate on pre-tax income from continuing operations is as follows:

	Successor		Predecessor
	Six month	Period from	Period from
	period ended	February 10,	January 1,
	June 30,	2020 to June 30,	2020 to June 21,
	2021	2020	2020
Effective tax rate	9.2%	20.5%	22.4%

The effective tax rate for the Successor 2021 Period differs from the U.S. federal income tax rate of 21.0% primarily due to nondeductible transaction costs, contingent earnout payments from the MIS acquisition, and changes in the estimated state income tax rate in connection with the acquisition of Oakman and DPSS partially offset by the estimated research and development income tax credit. The effective tax rate for the Successor Q2 2020 Period differs from the U.S. federal income tax rate of 21.0% primarily due to a full valuation allowance of the net deferred tax asset. The effective tax rate for the Predecessor 2020 Period differs from the U.S. federal income tax rate of 21.0% primarily due to the full valuation allowance of the net deferred tax asset offset by the income tax benefit of the carry back of net operating losses under the Coronavirus Aid, Relief and Economic Security Act (“CARES Act”).

The Company assesses the deferred tax assets for recoverability on a quarterly basis. In assessing the realizability of deferred income tax assets, the Company considers whether it is more-likely-than-not that some or all of the deferred income tax assets will not be realized. The ultimate realization of the deferred income tax assets is dependent upon the generation of future taxable income during the periods in which the net operating loss (“NOL”) and tax credit carryforwards are available. For the periods ended June 30, 2021 and June 30, 2020, the Successor has concluded that substantially all of the deferred tax assets are more-likely-than-not realizable. For the period ended June 21, 2020, the Predecessor maintained a full valuation allowance to reduce the net deferred tax asset to nil. The change in the valuation allowance is primarily as a result of the recording of deferred tax liabilities for fixed and intangible assets in connection with the 2020 business combinations.

Note L – Income Taxes

The components of income before income taxes and income tax expense were as follows:

	Successor	Predecessor
	Period from	Period from
	February 10, 2020	January 1, 2020	Year ended
	to December 31,	to June 21,	December 31,
	2020	2020	2019
Income before income taxes:
U.S.	$(18,017)	$(1,783)	$(2,976)
Foreign	(16)	65	(371)
	$(18,033)	$(1,718)	$(3,347)
Income tax expense (benefit):
Federal:
Current	—	(387)	7
Deferred	(3,064)	—	—
	(3,064)	(387)	7
State:
Current	—	3	3
Deferred	(595)	—	—
	(595)	3	3
Foreign:
Current	—	—	—
Deferred	—	—	—
	—	—	—
	$(3,659)	$(384)	$10

The following is the reconciliation of the amounts computed using the federal statutory income tax rate and the amounts computed using the effective income tax rate:

	Successor	Predecessor
	Period from	Period from
	February 10, 2020	January 1, 2020	Year ended
	to December 31,	to June 21,	December 31,
	2020	2020	2019
Tax (benefit) at federal statutory rates	$(3,787)	$(361)	$(703)
State income tax (benefit), net of federal tax benefit	(595)	29	(30)
Research and development tax credits	(20)	(460)	(636)
Permanent differences	57	(17)	44
Tax (benefits) /non-deductible expense related to stock compensation	—	(119)	458
Acquisition costs	685	—	—
Reserves for unrecognized income tax benefits	1	386	644
Change in valuation allowance	—	129	166
Other	—	29	67
	$(3,659)	$(384)	$10

The components of net deferred tax assets (liabilities) are as follows:

	Successor	Predecessor
	December 31,	December 31,
	2020	2019
Deferred tax assets:
Accrued expenses and reserves	$493	$5
Deferred rent	82	50
Tax credit carryforwards	346	6
Deferred revenue	1,168	1,006
Net operating loss carryforwards	3,467	325
Interest disallowance	271	—
Equity-based compensation	—	142
Total deferred tax assets	5,827	1,534
Valuation allowance	(57)	(1,505)
Net deferred tax assets	5,770	29
Deferred tax liabilities:
Depreciation and amortization	(12,949)	(1)
Other	(188)	(28)
Total deferred tax liabilities	(13,137)	(29)
As reported:
Net deferred tax assets (liabilities)	$(7,367)	$—

The changes in valuation allowance were as follows:

		Provision		Balance
	Balance at	Charged		at
	Beginning	(Credited)		End of
	of Year	to Expense	Acquired	Year
Description
Successor period from February 10, 2020 to December 31, 2020	$—	$(20)	$77	$57
Predecessor period from January 1, 2020 to June 21, 2020	$1,505	$112	$—	$1,617
Predecessor year ended December 31, 2019	$1,244	$261	$—	$1,505

In assessing the realizability of deferred income tax assets, the Company considers whether it is more-likely- than-not that some or all of the deferred income tax assets will not be realized. The ultimate realization of the deferred income tax assets is dependent upon the generation of future taxable income during the periods in which the net operating loss (“NOL”) and tax credit carryforwards are available. As of December 31, 2020 (Successor) and 2019 (Predecessor), the Company’s valuation allowance was $57 and $1,505, respectively. The change in the valuation allowance is primarily as a result of the recording of deferred tax liabilities for fixed and intangible assets in connection with the acquisitions discussed in Note C Business Combinations. As of December 31, 2020 (Successor), the Company has determined that it is more-likely-than-not that the deferred tax assets will be utilized.

The Company has federal and state NOLs and other tax credit carryforwards. Due to changes in the Company’s ownership, the utilization of NOL carryforwards and research and development credit carryforwards, that can be used to offset future taxable income, are subject to annual limits in accordance with Internal Revenue Code (“IRC”) Section 382, as well as similar state provisions. The Company does not expect Section 382 to limit the Company’s ability to realize its deferred tax assets.

As of December 31, 2020 (Successor), the Company’s Federal NOL carryforwards are $13,202 resulting in a deferred tax asset of $2,772. The Company has deferred tax assets from state NOL carryforwards of $639 thousand. The Company has deferred tax assets from foreign NOLs of $56 thousand. U.S federal NOL can be carried forward indefinitely, and state NOL carryforwards will expire in various years beginning in 2034. Foreign NOLs begin expiring in 2036. As of December 31, 2020 (Successor), the Company has available Federal research and development credit carryforwards of $344 which will expire if unused starting in 2035 and $2 of foreign tax credit carry forwards which do not expire.

As of December 31, 2020 (Successor), the Company is no longer subject to U.S. Federal income tax examinations for years prior to 2017. Operating loss or tax credit carryforwards generated prior to 2017 may be subject to tax audit adjustment.

The Company accounts for uncertain income tax positions pursuant to the guidance in ASC Topic 740, Income Taxes. Some uncertain income tax position liabilities have been recorded against the Company’s deferred income tax assets to offset such tax attribute carryforwards and other positions that cannot be offset by tax attributes until liability has been booked.

The changes in reserves for unrecognized income tax benefits are as follows:

	Successor	Predecessor
	Period from
	February 10,	Period from
	2020 to	January 1, 2020	Year ended
	December 31,	to June 21,	December 31,
	2020	2020	2019
Unrecognized tax benefits, beginning of period	$1,671	$1,275	$639
Increases for tax positions taken related to a prior period	—	105	—
Increases for tax positions taken during the current period	—	291	636
Unrecognized tax benefits, end of period	$1,671	$1,671	$1,275

The Company recognizes interest and penalties related to uncertain tax positions as a component of income tax expenses. The Company does not anticipate a material impact to the consolidated financial statements in the next 12 months as a result of uncertain tax positions and expiring statutes of limitation.

On March 27, 2020, President Trump signed into law the Coronavirus Aid, Relief and Economic Security Act (“CARES Act”). The CARES Act is an emergency economic stimulus package that includes spending and tax incentives to strengthen the U.S. economy and fund a nationwide effort to curtail the effect of the COVID-19 pandemic. While the CARES Act provides sweeping tax changes in response to the COVID-19 pandemic, some of the more significant provisions which are expected to impact the Company’s consolidated financial statements include 5-year carryback of NOLs generated in 2018, 2019 and 2020, the removal of certain limitations on the utilization of NOLs, increasing the ability to deduct interest expense, and amending certain provisions of the previously enacted Tax Cuts and Jobs Act. As of December 31, 2020 (Successor) the impact of the CARES Act included a refund of $406 for NOL carrybacks in the Company’s income tax provision.